New Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements
New Accounting Pronouncements
Adoption of New Accounting Pronouncements
Goodwill Impairment Analysis
In December 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance related to the evaluation of goodwill impairment testing for reporting units with zero or negative carrying amounts. Upon adoption of the guidance and annually thereafter, an entity with reporting units that have carrying amounts that are zero or negative is required to assess whether it is more likely than not that the reporting units' goodwill is impaired. If the entity determines that it is more likely than not that the goodwill of one or more of its reporting units is impaired, the entity should perform Step 2 of the goodwill impairment test for those reporting units. The guidance was effective for our first quarter 2011. The adoption of this guidance did not impact our financial position or results from operations.
New Accounting Pronouncements Not Yet Adopted
Fair Value Measurement
In May 2011, the FASB issued authoritative guidance related to fair value measurement and disclosure requirements. The new guidance results in a consistent definition of fair value and convergence between U.S. GAAP and International Financial Reporting Standards ("IFRS") on both how to measure fair value and on what disclosures to provide about fair value measurements. The guidance is effective for our quarter ending March 31, 2012. We do not anticipate that this guidance will have an impact on our financial position or results from operations.
Presentation of Other Comprehensive Income
In June 2011, the FASB issued authoritative guidance related to the presentation of other comprehensive income, which was later amended in December 2011. Upon adoption of the guidance, as amended, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance is effective for our quarter ending March 31, 2012. The impact of this guidance is limited to a change in the presentation of our results.
Testing Goodwill for Impairment
In September 2011, the FASB issued authoritative guidance related to goodwill impairment testing. The new guidance permits an entity to first assess qualitative factors to whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is concluded that this is the case, it is necessary to perform the two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. The guidance is effective for annual and interim goodwill impairment tests performed for our fiscal years beginning January 1, 2012. We do not anticipate that this guidance will have an impact on our financial position or results from operations.
Disclosure about Offsetting Assets and Liabilities
In December 2011, the FASB issued authoritative guidance enhancing the disclosure requirements related to offsetting asset and liability positions. The update creates new disclosure requirements about the nature of an entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to better facilitate comparison between financial statements prepared under U.S. GAAP and IFRS by requiring entities to provide financial statement users information about both gross and net exposures. The guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods thereafter. We do not anticipate that this guidance will have an impact on our financial position or results from operations. However, we are currently evaluating the impact of this guidance on our existing disclosures.